Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Barclays Capital Inc., Barclays Capital Real Estate Inc., J.P. Morgan Securities LLC, and JPMorgan Chase Bank, National Association, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA and SMBC Nikko Securities America, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BMP Commercial Mortgage Trust 2024-MF23, Commercial Mortgage Pass-Through Certificates, Series 2024-MF23 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 23 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of June 4, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 16, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-MF23 Accounting Tape Final.xlsx (provided on May 16, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.

●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate and termination date of the interest rate cap.

●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.

●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 1, 2024 through May 16, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 16, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Submarket	Underwriting File	None
13	Year Built	Appraisal Report; Engineering Report	None
14	Year Renovated	Appraisal Report; Engineering Report	None
15	Total Units	Underwriting File	None
16	Unit of Measure	None - Company Provided	None
17	% of Total Units	Recalculation	None
18	Total SF	Underwriting File	None
19	% of Total SF	Recalculation	None
20	Average Unit Size (SF)	Recalculation	None
21	Occupied Units	Underwriting File	None
22	Vacant Units	Underwriting File	None
23	Occupancy (%)	Recalculation	None
24	Occupancy (%) Date	Underwriting File	None
25	In-Place Rent per Unit	Recalculation	None
26	Avg. In-Place Rent per SF	Recalculation	None
27	Capital Expenditures Since 2019	Underwriting File	None
28	Capital Expenditures Since 2019 per Unit	Recalculation	None
29	Ownership Interest	Title Policy	None
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per Unit	Recalculation	None
32	Mortgage Loan Closing Date Balance per SF	Recalculation	None
33	% of Mortgage Loan Closing Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Mortgage Loan Maturity Date Balance	Recalculation	None
35	Individual Appraised Value Date	Appraisal Report	None
36	Aggregate Individual Appraised Value	Appraisal Report	None
37	Aggregate Individual Appraised Value per Unit	Recalculation	None
38	Aggregate Individual Appraised Value per SF	Recalculation	None
39	Portfolio Appraised Value Date	Appraisal Report	None
40	Portfolio Appraised Value	Appraisal Report	None
41	Portfolio Appraised Value per Unit	Recalculation	None
42	Portfolio Appraised Value per SF	Recalculation	None
43	Portfolio Appraised Value Premium	Recalculation	None
44	Engineering Report Provider	Engineering Report	None
45	Engineering Report Date	Engineering Report	None
46	Environmental Report Provider	Environmental Report	None
47	Environmental Report Date	Environmental Report	None
48	Phase II Required?	Environmental Report	None
49	Seismic Zone	Seismic Report; Engineering Report	None
50	PML %	Seismic Report	None
51	Origination Date	None - Company Provided	None
52	Assumed One-month Term SOFR	None - Company Provided	None
53	Assumed Mortgage Loan Spread	None - Company Provided	None
54	Term SOFR Cap	Interest Rate Cap Term Sheet	None
55	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
56	Term SOFR Lookback days	Loan Agreement	None
57	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
58	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
59	Amort Type	Loan Agreement	None
60	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
61	Annual Mortgage Loan Debt Service Payment	Recalculation	None
62	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
63	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
64	Grace Period	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
65	First Loan Payment Date	Loan Agreement	None
66	Seasoning	Recalculation	None
67	Original Term to Maturity (Months)	Recalculation	None
68	Remaining Term to Maturity (Months)	Recalculation	None
69	Original Amortization Term (Months)	Not Applicable*	None
70	Remaining Amortization Term (Months)	Not Applicable*	None
71	Original IO Term (Months)	Recalculation	None
72	Remaining IO Term (Months)	Recalculation	None
73	Initial Maturity Date	Loan Agreement	None
74	Floating Rate Component Extensions	Loan Agreement	None
75	Fully Extended Maturity Date	Loan Agreement	None
76	Lockbox	Loan Agreement	None
77	Cash Management Type	Loan Agreement	None
78	Cash Management Trigger	Loan Agreement	None
79	Administrative Fee Rate (%)	Fee Schedule	None
80	Floating Rate Component Prepayment Provision	Loan Agreement	None
81	Partial Release Allowed?	Loan Agreement	None
82	Property Release Description	Loan Agreement	None
83	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
84	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
85	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
86	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
87	Mortgage Loan UW NOI Debt Yield	Recalculation	None
88	Mortgage Loan UW NCF Debt Yield	Recalculation	None
89	Mortgage Loan UW NOI DSCR	Recalculation	None
90	Mortgage Loan UW NCF DSCR	Recalculation	None
91	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
92	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
93	Initial Tax Escrow	Loan Agreement	None
94	Ongoing Tax Escrow Monthly	Loan Agreement	None
95	Tax Escrow Springing Conditions	Loan Agreement	None
96	Initial Insurance Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
97	Ongoing Insurance Escrow Monthly	Loan Agreement	None
98	Insurance Escrow Springing Conditions	Loan Agreement	None
99	Initial Immediate Repairs Escrow	None - Company Provided	None
100	Initial CapEx Escrow	Loan Agreement	None
101	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
102	Cap Ex Escrow Springing Conditions	Loan Agreement	None
103	Initial TI/LC Escrow	Loan Agreement	None
104	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
105	TI/LC Escrow Springing Conditions	Loan Agreement	None
106	Initial Other Escrow	Loan Agreement	None
107	Ongoing Other Escrow Monthly	Loan Agreement	None
108	Ongoing Other Escrow Springing Condition	Loan Agreement	None
109	Other Escrow Description	Loan Agreement	None
110	Letter of Credit	Loan Agreement	None
111	Letter of Credit Description	Loan Agreement	None
112	1-mile Demographics Population	Underwriting File	1
113	1-mile Demographics Annual Population Growth	Underwriting File	0.1%
114	1-mile Demographics Average Household Income	Underwriting File	$1.00
115	1-mile Demographics Average Age	Underwriting File	1
116	1-mile Demographics % Population with Bachelors Degree	Underwriting File	0.1%
117	1-mile Demographics % of Households that Rent	Underwriting File	0.1%
118	3-mile Demographics Population	Underwriting File	1
119	3-mile Demographics Annual Population Growth	Underwriting File	0.1%
120	3-mile Demographics Average Household Income	Underwriting File	$1.00
121	3-mile Demographics Average Age	Underwriting File	1
122	3-mile Demographics % Population with Bachelors Degree	Underwriting File	0.1%
123	3-mile Demographics % of Households that Rent	Underwriting File	0.1%
124	5-mile Demographics Population	Underwriting File	1
125	5-mile Demographics Annual Population Growth	Underwriting File	0.1%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
126	5-mile Demographics Average Household Income	Underwriting File	$1.00
127	5-mile Demographics Average Age	Underwriting File	1
128	5-mile Demographics % Population with Bachelors Degree	Underwriting File	0.1%
129	5-mile Demographics % of Households that Rent	Underwriting File	0.1%
130	Historical Occupancy 2022	Underwriting File	0.1%
131	Historical Occupancy 2023	Underwriting File	0.1%
132	Historical Occupancy March 2024 TTM	Underwriting File	0.1%
133	Gross Potential Rent 2022	Underwriting File	$1.00
134	Gross Potential Rent 2023	Underwriting File	$1.00
135	Gross Potential Rent March 2024 TTM	Underwriting File	$1.00
136	Gross Potential Rent March T-6 Annualized	Underwriting File	$1.00
137	Gross Potential Rent March T-3 Annualized	Underwriting File	$1.00
138	Gross Potential Rent March T-1 Annualized	Underwriting File	$1.00
139	Gross Potential Rent Sponsor 2024 Budget	Underwriting File	$1.00
140	Gross Potential Rent UW	Underwriting File	$1.00
141	Vacancy 2022	Underwriting File	$1.00
142	Vacancy 2023	Underwriting File	$1.00
143	Vacancy March 2024 TTM	Underwriting File	$1.00
144	Vacancy March T-6 Annualized	Underwriting File	$1.00
145	Vacancy March T-3 Annualized	Underwriting File	$1.00
146	Vacancy March T-1 Annualized	Underwriting File	$1.00
147	Vacancy Sponsor 2024 Budget	Underwriting File	$1.00
148	Vacancy UW	Underwriting File	$1.00
149	Concessions 2022	Underwriting File	$1.00
150	Concessions 2023	Underwriting File	$1.00
151	Concessions March 2024 TTM	Underwriting File	$1.00
152	Concessions March T-6 Annualized	Underwriting File	$1.00
153	Concessions March T-3 Annualized	Underwriting File	$1.00
154	Concessions March T-1 Annualized	Underwriting File	$1.00
155	Concessions Sponsor 2024 Budget	Underwriting File	$1.00
156	Concessions UW	Underwriting File	$1.00
157	Non-Revenue Units 2022	Underwriting File	1.00
158	Non-Revenue Units 2023	Underwriting File	1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
159	Non-Revenue Units March 2024 TTM	Underwriting File	1.00
160	Non-Revenue Units March T-6 Annualized	Underwriting File	1.00
161	Non-Revenue Units March T-3 Annualized	Underwriting File	1.00
162	Non-Revenue Units March T-1 Annualized	Underwriting File	1.00
163	Non-Revenue Units Sponsor 2024 Budget	Underwriting File	1.00
164	Non-Revenue Units UW	Underwriting File	1.00
165	Bad Debt 2022	Underwriting File	$1.00
166	Bad Debt 2023	Underwriting File	$1.00
167	Bad Debt March 2024 TTM	Underwriting File	$1.00
168	Bad Debt March T-6 Annualized	Underwriting File	$1.00
169	Bad Debt March T-3 Annualized	Underwriting File	$1.00
170	Bad Debt March T-1 Annualized	Underwriting File	$1.00
171	Bad Debt Sponsor 2024 Budget	Underwriting File	$1.00
172	Bad Debt UW	Underwriting File	$1.00
173	Net Rental Income 2022	Underwriting File	$1.00
174	Net Rental Income 2023	Underwriting File	$1.00
175	Net Rental Income March 2024 TTM	Underwriting File	$1.00
176	Net Rental Income March T-6 Annualized	Underwriting File	$1.00
177	Net Rental Income March T-3 Annualized	Underwriting File	$1.00
178	Net Rental Income March T-1 Annualized	Underwriting File	$1.00
179	Net Rental Income Sponsor 2024 Budget	Underwriting File	$1.00
180	Net Rental Income UW	Underwriting File	$1.00
181	Utility Reimbursements 2022	Underwriting File	$1.00
182	Utility Reimbursements 2023	Underwriting File	$1.00
183	Utility Reimbursements March 2024 TTM	Underwriting File	$1.00
184	Utility Reimbursements March T-6 Annualized	Underwriting File	$1.00
185	Utility Reimbursements March T-3 Annualized	Underwriting File	$1.00
186	Utility Reimbursements March T-1 Annualized	Underwriting File	$1.00
187	Utility Reimbursements Sponsor 2024 Budget	Underwriting File	$1.00
188	Utility Reimbursements UW	Underwriting File	$1.00
189	Other Income 2022	Underwriting File	$1.00
190	Other Income 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
191	Other Income March 2024 TTM	Underwriting File	$1.00
192	Other Income March T-6 Annualized	Underwriting File	$1.00
193	Other Income March T-3 Annualized	Underwriting File	$1.00
194	Other Income March T-1 Annualized	Underwriting File	$1.00
195	Other Income Sponsor 2024 Budget	Underwriting File	$1.00
196	Other Income UW	Underwriting File	$1.00
197	Effective Gross Income 2022	Underwriting File	$1.00
198	Effective Gross Income 2023	Underwriting File	$1.00
199	Effective Gross Income March 2024 TTM	Underwriting File	$1.00
200	Effective Gross Income March T-6 Annualized	Underwriting File	$1.00
201	Effective Gross Income March T-3 Annualized	Underwriting File	$1.00
202	Effective Gross Income March T-1 Annualized	Underwriting File	$1.00
203	Effective Gross Income Sponsor 2024 Budget	Underwriting File	$1.00
204	Effective Gross Income UW	Underwriting File	$1.00
205	Payroll 2022	Underwriting File	$1.00
206	Payroll 2023	Underwriting File	$1.00
207	Payroll March 2024 TTM	Underwriting File	$1.00
208	Payroll March T-6 Annualized	Underwriting File	$1.00
209	Payroll March T-3 Annualized	Underwriting File	$1.00
210	Payroll March T-1 Annualized	Underwriting File	$1.00
211	Payroll Sponsor 2024 Budget	Underwriting File	$1.00
212	Payroll UW	Underwriting File	$1.00
213	Utilities 2022	Underwriting File	$1.00
214	Utilities 2023	Underwriting File	$1.00
215	Utilities March 2024 TTM	Underwriting File	$1.00
216	Utilities March T-6 Annualized	Underwriting File	$1.00
217	Utilities March T-3 Annualized	Underwriting File	$1.00
218	Utilities March T-1 Annualized	Underwriting File	$1.00
219	Utilities Sponsor 2024 Budget	Underwriting File	$1.00
220	Utilities UW	Underwriting File	$1.00
221	Repairs & Maintenance 2022	Underwriting File	$1.00
222	Repairs & Maintenance 2023	Underwriting File	$1.00
223	Repairs & Maintenance March 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
224	Repairs & Maintenance March T-6 Annualized	Underwriting File	$1.00
225	Repairs & Maintenance March T-3 Annualized	Underwriting File	$1.00
226	Repairs & Maintenance March T-1 Annualized	Underwriting File	$1.00
227	Repairs & Maintenance Sponsor 2024 Budget	Underwriting File	$1.00
228	Repairs & Maintenance UW	Underwriting File	$1.00
229	Turnover Expense 2022	Underwriting File	$1.00
230	Turnover Expense 2023	Underwriting File	$1.00
231	Turnover Expense March 2024 TTM	Underwriting File	$1.00
232	Turnover Expense March T-6 Annualized	Underwriting File	$1.00
233	Turnover Expense March T-3 Annualized	Underwriting File	$1.00
234	Turnover Expense March T-1 Annualized	Underwriting File	$1.00
235	Turnover Expense Sponsor 2024 Budget	Underwriting File	$1.00
236	Turnover Expense UW	Underwriting File	$1.00
237	Marketing 2022	Underwriting File	$1.00
238	Marketing 2023	Underwriting File	$1.00
239	Marketing March 2024 TTM	Underwriting File	$1.00
240	Marketing March T-6 Annualized	Underwriting File	$1.00
241	Marketing March T-3 Annualized	Underwriting File	$1.00
242	Marketing March T-1 Annualized	Underwriting File	$1.00
243	Marketing Sponsor 2024 Budget	Underwriting File	$1.00
244	Marketing UW	Underwriting File	$1.00
245	General & Administrative 2022	Underwriting File	$1.00
246	General & Administrative 2023	Underwriting File	$1.00
247	General & Administrative March 2024 TTM	Underwriting File	$1.00
248	General & Administrative March T-6 Annualized	Underwriting File	$1.00
249	General & Administrative March T-3 Annualized	Underwriting File	$1.00
250	General & Administrative March T-1 Annualized	Underwriting File	$1.00
251	General & Administrative Sponsor 2024 Budget	Underwriting File	$1.00
252	General & Administrative UW	Underwriting File	$1.00
253	Total Controllable Expenses 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
254	Total Controllable Expenses 2023	Underwriting File	$1.00
255	Total Controllable Expenses March 2024 TTM	Underwriting File	$1.00
256	Total Controllable Expenses March T-6 Annualized	Underwriting File	$1.00
257	Total Controllable Expenses March T-3 Annualized	Underwriting File	$1.00
258	Total Controllable Expenses March T-1 Annualized	Underwriting File	$1.00
259	Total Controllable Expenses Sponsor 2024 Budget	Underwriting File	$1.00
260	Total Controllable Expenses UW	Underwriting File	$1.00
261	Management Fees 2022	Underwriting File	$1.00
262	Management Fees 2023	Underwriting File	$1.00
263	Management Fees March 2024 TTM	Underwriting File	$1.00
264	Management Fees March T-6 Annualized	Underwriting File	$1.00
265	Management Fees March T-3 Annualized	Underwriting File	$1.00
266	Management Fees March T-1 Annualized	Underwriting File	$1.00
267	Management Fees Sponsor 2024 Budget	Underwriting File	$1.00
268	Management Fees UW	Underwriting File	$1.00
269	Real Estate Taxes 2022	Underwriting File	$1.00
270	Real Estate Taxes 2023	Underwriting File	$1.00
271	Real Estate Taxes March 2024 TTM	Underwriting File	$1.00
272	Real Estate Taxes March T-6 Annualized	Underwriting File	$1.00
273	Real Estate Taxes March T-3 Annualized	Underwriting File	$1.00
274	Real Estate Taxes March T-1 Annualized	Underwriting File	$1.00
275	Real Estate Taxes Sponsor 2024 Budget	Underwriting File	$1.00
276	Real Estate Taxes UW	Underwriting File	$1.00
277	Insurance 2022	Underwriting File	$1.00
278	Insurance 2023	Underwriting File	$1.00
279	Insurance March 2024 TTM	Underwriting File	$1.00
280	Insurance March T-6 Annualized	Underwriting File	$1.00
281	Insurance March T-3 Annualized	Underwriting File	$1.00
282	Insurance March T-1 Annualized	Underwriting File	$1.00
283	Insurance Sponsor 2024 Budget	Underwriting File	$1.00
284	Insurance UW	Underwriting File	$1.00
285	Total Non-Controllable Expenses 2022	Underwriting File	$1.00
286	Total Non-Controllable Expenses 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
287	Total Non-Controllable Expenses March 2024 TTM	Underwriting File	$1.00
288	Total Non-Controllable Expenses March T-6 Annualized	Underwriting File	$1.00
289	Total Non-Controllable Expenses March T-3 Annualized	Underwriting File	$1.00
290	Total Non-Controllable Expenses March T-1 Annualized	Underwriting File	$1.00
291	Total Non-Controllable Expenses Sponsor 2024 Budget	Underwriting File	$1.00
292	Total Non-Controllable Expenses UW	Underwriting File	$1.00
293	Total Operating Expenses 2022	Underwriting File	$1.00
294	Total Operating Expenses 2023	Underwriting File	$1.00
295	Total Operating Expenses March 2024 TTM	Underwriting File	$1.00
296	Total Operating Expenses March T-6 Annualized	Underwriting File	$1.00
297	Total Operating Expenses March T-3 Annualized	Underwriting File	$1.00
298	Total Operating Expenses March T-1 Annualized	Underwriting File	$1.00
299	Total Operating Expenses Sponsor 2024 Budget	Underwriting File	$1.00
300	Total Operating Expenses UW	Underwriting File	$1.00
301	Net Operating Income 2022	Underwriting File	$1.00
302	Net Operating Income 2023	Underwriting File	$1.00
303	Net Operating Income March 2024 TTM	Underwriting File	$1.00
304	Net Operating Income March T-6 Annualized	Underwriting File	$1.00
305	Net Operating Income March T-3 Annualized	Underwriting File	$1.00
306	Net Operating Income March T-1 Annualized	Underwriting File	$1.00
307	Net Operating Income Sponsor 2024 Budget	Underwriting File	$1.00
308	Net Operating Income UW	Underwriting File	$1.00
309	Reserves 2022	Underwriting File	$1.00
310	Reserves 2023	Underwriting File	$1.00
311	Reserves March 2024 TTM	Underwriting File	$1.00
312	Reserves March T-6 Annualized	Underwriting File	$1.00
313	Reserves March T-3 Annualized	Underwriting File	$1.00
314	Reserves March T-1 Annualized	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BMP 2024-MF23	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
315	Reserves Sponsor 2024 Budget	Underwriting File	$1.00
316	Reserves UW	Underwriting File	$1.00
317	Net Cash Flow 2022	Underwriting File	$1.00
318	Net Cash Flow 2023	Underwriting File	$1.00
319	Net Cash Flow March 2024 TTM	Underwriting File	$1.00
320	Net Cash Flow March T-6 Annualized	Underwriting File	$1.00
321	Net Cash Flow March T-3 Annualized	Underwriting File	$1.00
322	Net Cash Flow March T-1 Annualized	Underwriting File	$1.00
323	Net Cash Flow Sponsor 2024 Budget	Underwriting File	$1.00
324	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BMP 2024-MF23	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	% of Total Units	Quotient of (i) Total Units and (ii) the aggregate Total Units of the Collateral.
19	% of Total SF	Quotient of (i) Total SF and (ii) the aggregate Total SF of the Collateral.
20	Average Unit Size (SF)	Quotient of (i) Total SF and (ii) Total Units.
23	Occupancy (%)	Quotient of (i) Occupied Units and (ii) Total Units.
25	In-Place Rent per Unit	Quotient of (i) quotient of (x) sum of (a) Gross Potential Rent UW and (b) Vacancy UW and (y) 12 and (ii) Occupied Units.
26	Avg. In-Place Rent per SF	Quotient of (i) quotient of (x) sum of (a) Gross Potential Rent UW and (b) Vacancy UW and (y) 12 and (ii) occupied square footage within the Underwriting File.
28	Capital Expenditures Since 2019 per Unit	Quotient of (i) Capital Expenditures Since 2019 and (ii) Total Units.
31	Mortgage Loan Closing Date Balance per Unit	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
32	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total SF.
33	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
34	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
37	Aggregate Individual Appraised Value per Unit	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total Units.
38	Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total SF.
41	Portfolio Appraised Value per Unit	Quotient of (i) Portfolio Appraised Value and (ii) Total Units.
42	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total SF.
43	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
55	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
60	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BMP 2024-MF23	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
61	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
62	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
63	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
66	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
67	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
68	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
71	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
72	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
83	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
84	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
85	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
86	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
87	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
88	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
89	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
90	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
91	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BMP 2024-MF23	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
92	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19